Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Note 8: - DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company entered into several call option contracts during 2025. The fair values of outstanding derivative instruments were as follows:

December 31, 2025

Accrued expenses and other current liabilities	$50

During the year ended December 31, 2025 the Company recognized finance income of $1,208. from the call option contracts.